April 6, 2021

Via Edgar Transmission

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: EntrepreneurShares Series Trust: File Nos. 333-168040 and 811-22436

Dear SEC Staff:

On behalf of ERShares Entrepreneurs ETF and ERShares NextGen Entrepreneurs ETF (each a “Fund” and collectively, the “Funds”), each a series of EntrepreneurShares Series Trust (the “Registrant”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus for each Fund and statement of additional information for the Funds contained in Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A, filed on April 1, 2021 (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on April 1, 2021, accession number 0001580642-21-001508.

If you have any questions, please do not hesitate to contact the undersigned at (614) 469-3345.

Very truly yours,

/s/ Joshua J. Hinderliter

Joshua J. Hinderliter